Summary Prospectus Supplement	October 6, 2016

Putnam VT Research Fund

Summary Prospectus dated April 30, 2016

The section Your fund's management is supplemented to reflect that the fund’s portfolio managers are now Aaron Cooper, Jacquelyne Cavanaugh, Kelsey Chen, Neil Desai, Kathryn Lakin and Walter Scully.

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